Loans to Customers at Amortized Cost - Loans by industry sector (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 29,384,039	$ 27,341,254
Commercial Loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers	16,039,411	15,209,534
Mortgages
Disclosure of detailed information about financial instruments [line items]
Loans to customers	9,163,019	8,017,743
Consumer Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	4,181,609	4,113,977
Gross Carrying Amount
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 30,033,272	$ 27,926,632
%	100.00%	100.00%
Gross Carrying Amount | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 93,544	$ 27,833,088
Gross Carrying Amount | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	14,685	93,544
Gross Carrying Amount | Financial Services [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 2,587,559	$ 2,122,599
%	8.62%	7.60%
Gross Carrying Amount | Financial Services [Member] | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 2,784	$ 2,119,815
Gross Carrying Amount | Financial Services [Member] | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	3,060	2,784
Gross Carrying Amount | Services
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 2,267,869	$ 2,109,491
%	7.55%	7.55%
Gross Carrying Amount | Services | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 348	$ 2,109,143
Gross Carrying Amount | Services | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	436	348
Gross Carrying Amount | Construction
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 2,142,699	$ 1,752,237
%	7.13%	6.27%
Gross Carrying Amount | Construction | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ 1,752,237
Gross Carrying Amount | Construction | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers
Gross Carrying Amount | Commerce Sector [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 2,066,372	$ 2,324,325
%	6.88%	8.32%
Gross Carrying Amount | Commerce Sector [Member] | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 38,430	$ 2,285,895
Gross Carrying Amount | Commerce Sector [Member] | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	11,189	38,430
Gross Carrying Amount | Manufacturing
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 1,624,972	$ 1,579,475
%	5.41%	5.66%
Gross Carrying Amount | Manufacturing | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 34,613	$ 1,544,862
Gross Carrying Amount | Manufacturing | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		34,613
Gross Carrying Amount | Agriculture and livestock
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 1,623,465	$ 1,582,520
%	5.41%	5.67%
Gross Carrying Amount | Agriculture and livestock | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ 1,582,520
Gross Carrying Amount | Agriculture and livestock | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers
Gross Carrying Amount | Transportation and telecommunications
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 1,234,087	$ 1,498,142
%	4.11%	5.37%
Gross Carrying Amount | Transportation and telecommunications | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 17,369	$ 1,480,773
Gross Carrying Amount | Transportation and telecommunications | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		17,369
Gross Carrying Amount | Mining Sector [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 604,660	$ 453,549
%	2.01%	1.62%
Gross Carrying Amount | Mining Sector [Member] | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ 453,549
Gross Carrying Amount | Mining Sector [Member] | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers
Gross Carrying Amount | Water Sector [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 325,143	$ 461,351
%	1.08%	1.65%
Gross Carrying Amount | Water Sector [Member] | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ 461,351
Gross Carrying Amount | Water Sector [Member] | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers
Gross Carrying Amount | Fishing Sector [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 140,709	$ 156,472
%	0.47%	0.56%
Gross Carrying Amount | Fishing Sector [Member] | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ 156,472
Gross Carrying Amount | Fishing Sector [Member] | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers
Gross Carrying Amount | Other Sector [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 1,676,677	$ 1,398,237
%	5.58%	5.01%
Gross Carrying Amount | Other Sector [Member] | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ 1,398,237
Gross Carrying Amount | Other Sector [Member] | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers
Gross Carrying Amount | Commercial Loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 16,294,212	$ 15,438,398
%	54.25%	55.28%
Gross Carrying Amount | Commercial Loans | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 30,018,587	$ 15,344,854
Gross Carrying Amount | Commercial Loans | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	14,685	93,544
Gross Carrying Amount | Mortgages
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 9,206,727	$ 8,052,073
%	30.66%	28.83%
Gross Carrying Amount | Mortgages | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ 8,052,073
Gross Carrying Amount | Mortgages | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers
Gross Carrying Amount | Consumer Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers	$ 4,532,333	$ 4,436,161
%	15.09%	15.89%
Gross Carrying Amount | Consumer Loans [Member] | Country Of Domicile [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ 4,436,161
Gross Carrying Amount | Consumer Loans [Member] | Foreign countries [Member]
Disclosure of detailed information about financial instruments [line items]
Loans to customers